Schedule of changes in property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 548,459	$ 509,996	$ 500,112
Mergers and Acquisitions (Note 5)		8,573
Additions	11,278	3,398
Effect of movement in exchange rates	27,185	(2,087)
Balance, December 31, 2022	367,838	262,008	145,262
Depreciation	89,034	116,385
Effect of movement in exchange rates	16,796	361
Balance, December 31, 2022	180,621	247,988
Furniture fixtures [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	195,488	186,245	183,094
Mergers and Acquisitions (Note 5)		3,717
Additions	514
Effect of movement in exchange rates	8,729	(566)
Balance, December 31, 2022	102,521	67,945	34,085
Depreciation	30,645	33,712
Effect of movement in exchange rates	3,931	148
Balance, December 31, 2022	92,967	118,300
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	212,563	191,093	183,877
Mergers and Acquisitions (Note 5)		4,856
Additions	10,764	3,398
Effect of movement in exchange rates	10,706	(1,038)
Balance, December 31, 2022	168,273	131,692	78,848
Depreciation	28,412	52,812
Effect of movement in exchange rates	8,169	32
Balance, December 31, 2022	44,290	59,401
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	91,544	86,919	87,207
Mergers and Acquisitions (Note 5)
Additions
Effect of movement in exchange rates	4,625	(288)
Balance, December 31, 2022	62,016	41,679	24,558
Depreciation	17,558	17,053
Effect of movement in exchange rates	2,779	68
Balance, December 31, 2022	29,528	45,240
Production equipment [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	48,864	45,739	45,934
Mergers and Acquisitions (Note 5)
Additions
Effect of movement in exchange rates	3,125	(195)
Balance, December 31, 2022	35,028	20,692	$ 7,771
Depreciation	12,419	12,808
Effect of movement in exchange rates	1,917	113
Balance, December 31, 2022	$ 13,836	$ 25,047